Constitution Capital Access Fund, LLC

Consolidated Schedule of Investments

December 31, 2023 (Unaudited)

Investments - 111.4%[7]	Sector	Investment Type	Acquisition Date	Shares	Fair Value
Common Stocks - 0.0%
North America - 0.0%
Optinose, Inc.*	Health Care	Common Stock	5/12/2023	139,009	$179,322
Total Common Stocks (Cost $263,908) - 0.0%					179,322

Direct Investments - 49.3%[1,2]
Direct Credit - 0.2%
North America - 0.2%
COP Exterminators Acquisitions, Inc.[3,9]	Consumer Staples	Subordinated debt	7/31/2023		254,236
($250,000 principal amount, 9% Cash 4% PIK, 1/28/2030)
PracticeTek Midco, LLC *[9]	Financial Technology	Subordinated debt	8/30/2023		1,048,658
($1,000,000 principal amount, 14% PIK, 8/30/2030)
Total Direct Credit					1,302,894

Direct Equity - 49.1%
Asia - Pacific - 3.2%
SLP Rainbow Co-Invest, L.P.*[9]	Consumer Staples	Limited partnership interest	10/1/2022		11,056,577
SLP Redwood Co-Invest, L.P.*[9]	Communication Services	Limited partnership interest	10/1/2022		8,469,318
Total Asia - Pacific					19,525,895

Europe - 18.0%
Bach Co-investment L.P.1*[9]	Consumer Discretionary	Limited partnership interest	10/1/2022		33,924,117
EQT VIII Co-Investment (D) SCSp*[8,9]	Health Care	Limited partnership interest	10/1/2022		18,444,830
Kirk Beauty Co-Investment Limited Partnership*[8,9]	Consumer Discretionary	Limited partnership interest	10/1/2022		8,882,337
Mayfair Olympic Holdco Limited*[8,9]	Utilities	Ordinary Shares	10/1/2022	1,243,556	11,171,702
Neptune Co-Investment, L.P.*[3,9]	Energy	Limited partnership interest	10/1/2022		6,693,052
SLP Jewel Co-Invest, L.P.*[9]	Consumer Discretionary	Limited partnership interest	10/1/2022		6,485,132
SLP Mistral Co-Invest, L.P.*[9]	Financials	Limited partnership interest	10/1/2022		17,341,601
SLP Zephyr Investors, L.P.*[9]	Communication Services	Limited partnership interest	10/1/2022		7,192,914
Total Europe					110,135,685

North America - 27.9%
ACP Canopy Co-Invest LLC*[9]	Health Care	Limited liability company interest	11/1/2022	20,082	25,185,773
Ares EPIC Co-Invest Delaware Feeder, L.P.*[3,9]	Energy	Limited partnership interest	10/1/2022		4,463,850
Ares EPIC Co-Invest II L.P.*[3,9]	Energy	Limited partnership interest	10/1/2022		11,128,654
Carlyle Sabre Coinvestment, L.P.*[9]	Industrials	Limited partnership interest	10/1/2022		12,544,000
CC AEC Co-Invest L.P.*[9]	Health Care	Limited partnership interest	10/1/2022	5,000	5,000,000
Centeotl Co-Invest B, L.P.*[9]	Consumer Staples	Limited partnership interest	5/15/2023		5,000,000
COP Exterminators Investment, LLC*[9]	Consumer Staples	Limited liability company interest	7/28/2023	8,035,714	9,000,000
Ergotron Investments, LLC*[9]	Industrials	Limited liability company interest	10/1/2022	50,000	7,242,866

See accompanying notes to the Consolidated Schedule of Investments.

Constitution Capital Access Fund, LLC

Consolidated Schedule of Investments

December 31, 2023 (Unaudited) (Continued)

Investments - 111.4%[7]	Sector	Investment Type	Acquisition Date	Shares	Fair Value
Direct Investments (Continued)
Direct Equity (Continued)
North America (Continued)
Ishtar Co-Invest-B LP3,9	Consumer Staples	Limited partnership interest	11/4/2022		30,316,689
LB Vacation Blocker LLC*[7,9]	Real Estate	Limited liability company interest	4/10/2023	2,793,296	5,314,837
Oshun Co-Invest-B LP*[3,9]	Consumer Staples	Limited partnership interest	11/4/2022		4,299,824
PT Co-Invest II, L.P.*[9]	Financial Technology	Limited partnership interest	8/28/2023		10,000,000
RCP Monte Nido Co-Investment Fund, L.P.*[9]	Health Care	Limited partnership interest	4/10/2023		5,748,000
SLP Blue Co-Invest, L.P.*[9]	Information Technology	Limited partnership interest	10/1/2022		8,618,038
SLP West Holdings Co-Invest II, L.P.[5]	Communication Services	Limited partnership interest	10/1/2022		7,168,449
TPG VII Renown Co-Invest II, L.P.*[9]	Consumer Discretionary	Limited partnership interest	10/1/2022		3,741,560
WPP Fairway Aggregator B, L.P. - Class A*[9]	Consumer Staples	Preferred Units	10/1/2022	12,500	14,133,994
WPP Fairway Aggregator B, L.P. - Class B*[9]	Consumer Staples	Common Units	10/1/2022	12,500	1,854,446
Total North America					170,760,980
Total Direct Equity					300,422,560
Total Direct Investments (Cost $243,667,561) - 49.3%					301,725,454

Investment Funds - 59.9%[1,2]
Asia - Pacific - 4.6%
BPEA Private Equity Fund VI, L.P.*[3,9]		Limited partnership interest	10/1/2022		7,121,029
BPEA Private Equity Fund VII, SCSp*[3,9]		Limited partnership interest	10/1/2022		21,122,110
Total Asia - Pacific					28,243,139

Europe - 17.1%
CVC Capital Partners VI (D) S.L.P.*[3,8,9]		Limited partnership interest	10/1/2022		11,184,702
CVC Capital Partners VII (A) L.P.*[3,8,9]		Limited partnership interest	10/1/2022		21,876,767
EQT IX (No.1) EUR SCSp*[3,8,9]		Limited partnership interest	10/1/2022		13,309,264
EQT VII (No.1) Limited Partnership*[3,8,9]		Limited partnership interest	10/1/2022		8,871,417
EQT VIII (No.1) SCSp*[3,8,9]		Limited partnership interest	10/1/2022		19,846,425
Sixth Cinven Fund (No. 2) Limited Partnership*[3,8,9]		Limited partnership interest	10/1/2022		29,418,022
Total Europe					104,506,597

North America - 38.2%
Ares Corporate Opportunities Fund V, L.P.*[3,9]		Limited partnership interest	10/1/2022		14,522,590
Ares Corporate Opportunities Fund VI Parallel (TE), L.P.*[3,9]		Limited partnership interest	10/1/2022		21,176,588
Ares Energy Opportunities Fund B, L.P.*[3,9]		Limited partnership interest	10/1/2022		10,696,660
Bansk Fund I-B, L.P.[3,9]		Limited partnership interest	9/13/2023		3,617,980
Carlyle International Energy Partners II S.C.Sp.[3,9]		Limited partnership interest	10/1/2022		9,493,144

See accompanying notes to the Consolidated Schedule of Investments.

Constitution Capital Access Fund, LLC

Consolidated Schedule of Investments

December 31, 2023 (Unaudited) (Continued)

Investments - 111.4%[7]	Sector	Investment Type	Acquisition Date	Shares	Fair Value
Investment Funds (Continued)
North America (Continued)
Carlyle Partners VI, L.P.*[3,4,9]		Limited partnership interest	10/1/2022		3,594,200
Carlyle Partners VII, L.P.[3,9]		Limited partnership interest	10/1/2022		10,784,003
Catterton Partners VII, L.P.*[3,9]		Limited partnership interest	10/1/2022		13,354,921
Gridiron Capital (Parallel) Fund V, L.P.*[3,9]		Limited partnership interest	11/27/2023		2,245,106
Insignia Capital Partners, L.P.*[3,4,9]		Limited partnership interest	10/1/2022		17,446,670
Lightyear Fund III, L.P.[3,4,9]		Limited partnership interest	10/1/2022		1,735,765
Nautic Partners VI-A, L.P.*[3,9]		Limited partnership interest	10/1/2022		1,902,193
Revelstoke Capital Partners Fund III, L.P.*[3,9]		Limited partnership interest	8/22/2023		2,508,076
Riverstone Non-ECI Partners, L.P.[3,9]		Limited partnership interest	10/1/2022		4,489,753
Riverstone Global Energy and Power VI, L.P.[3,9]		Limited partnership interest	10/1/2022		11,013,184
Silver Lake Partners IV, L.P.[3,4,9]		Limited partnership interest	10/1/2022		16,524,248
Silver Lake Partners V, L.P.[3,4,9]		Limited partnership interest	10/1/2022		18,363,631
SK Capital Partners III, L.P.*[3,9]		Limited partnership interest	10/1/2022		18,112,303
SL SPV-2, L.P.[9]		Limited partnership interest	10/1/2022		5,294,324
SunTx Capital Partners II, L.P.*[9]		Limited partnership interest	10/1/2022		10,989,638
TPG HealthCare Partners, L.P.[3,9]		Limited partnership interest	10/1/2022		5,794,734
TPG Partners VI, L.P.[3,9]		Limited partnership interest	10/1/2022		1,879,723
TPG Partners VIII, L.P.[3,9]		Limited partnership interest	10/1/2022		20,256,368
WestView Capital Partners III, L.P.*[3,9]		Limited partnership interest	10/1/2022		5,995,272
Wind Point Partners VII-B, L.P.*[3,9]		Limited partnership interest	10/1/2022		2,103,220
Total North America					233,894,294
Total Investment Funds (Cost $396,130,453) - 59.9%					366,644,030

Short-Term Investments - 2.2%
North America - 2.2%
Fidelity Institutional Government Portfolio - Class I, 5.17%[6]				12,936,151	12,936,151
Total Short-Term Investments (Cost $12,936,151) - 2.2%					12,936,151

Total Investments (Cost $652,998,073) - 111.4%					681,484,957
Net Other Assets (Liabilites) - (11.4%)					(69,648,700)
Total Net Assets - 100.0%					$611,836,257

*	Investment is non-income producing.
[1]	Direct Investments and Investment Funds are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been acquired on various dates and for different amounts. The acquisition date is shown in the Consolidated Schedule of Investments. Total fair value of restricted investments as of December 31, 2023 was $668,369,484, or 109.2% of net assets. As of December 31, 2023, the aggregate cost of each investment restricted to resale was $244,644, $1,018,658, $11,121,157, $8,588,727, $21,223,189, $16,747,016, $5,456,837, $7,914,290, $9,812,065, $5,870,914, $14,149,547, $7,816,775, $20,081,967, $5,922,469, $9,589,902, $9,874,488, $5,003,501, $5,160,290, $9,000,000, $5,000,000, $6,811,827, $5,000,000, $3,424,171, $10,000,000, $6,011,250, $8,727,785, $6,504,292, $5,091,800, $12,500,000, $0, $12,100,977, $20,925,981, $14,002,964, $20,514,176, $12,566,206, $8,786,996, $21,073,967, $26,003,108, $15,499,395, $18,987,453, $11,488,344, $3,280,310, $12,525,949, $5,012,160, $10,162,325, $16,790,085, $2,187,710, $28,550,585, $2,042,794, $5,232,551, $2,560,356, $5,511,194, $13,577,135, $15,745,415, $18,934,460, $21,057,194, $5,606,424, $6,655,799, $5,573,053, $3,024,112, $18,889,474, $9,515,956 and $1,745,845 respectively, totaling $639,798,014.
[2]	Direct Investments and Investment Funds do not allow redemptions or withdrawals except at discretion of their general partner, manager, or adviser.
[3]	Investment has been committed to but has not been fully funded by the Fund.
[4]	All or a portion of this security is held through a consolidated Subsidiary, CC PMF Splitter Partnership.
[5]	All or a portion of this security is held through a consolidated Subsidiary, CC PMF Blocker, LLC.
[6]	The rate is the annualized seven-day yield as of December 31, 2023.
[7]	Investments are held through CC PMF Holdings, LLC, a consolidated Subsidiary, unless otherwise denoted.
[8]	Foreign security denominated in U.S. Dollars.
[9]	Level 3 security in accordance with fair value hierarchy.

See accompanying notes to the Consolidated Schedule of Investments.

Constitution Capital Access Fund, LLC

Notes To Consolidated Schedule of Investments

December 31, 2023 (Unaudited)

Note 1 - Valuation of Investments

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the Investment Company Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the Investment Company Act and the threshold for determining whether a fund must fair value a security. Pursuant to the requirements of Rule 2a-5, the Board designated the Adviser as its valuation designee to perform fair value determinations and approved valuation procedures for the Fund.

The Fund invests, under normal circumstances, in a broad portfolio of Private Assets and values them in accordance with the provisions of ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”). To determine the estimated value of the Fund’s interests or shares in Investment Funds, the Adviser considers, among other things, information provided by the Investment Funds, including quarterly unaudited financial statements. The Adviser will review the appropriateness of the valuation based on any new information or changes in assumptions regarding the security, reliable public information, actual trade prices or other information that becomes available subsequent to the most recent quarterly valuation determination. If changes are required, the Adviser will make a market adjustment and provide an updated valuation to UMB Fund Services, Inc. (the “Administrator”) to revise it accordingly.

The Fund’s Direct Investments are generally not publicly traded, and thus, market quotations are not available to be used for valuation purposes. Therefore, the Adviser is required to value these Direct Investments at estimated fair values, using present value and other subjective valuation techniques. These may include references to market multiples, valuations for comparable companies, public market or private transactions, subsequent developments concerning the companies to which the securities relate, results of operations, financial condition, cash flows, and projections of such companies provided to the Adviser and such other factors as the Adviser may deem relevant. Depending on the circumstances, company multiples will not always be comparable due to the size of the related companies or associated transactions being used as comparable data in valuation. If the Adviser determines that the estimated fair value does not represent fair value, a fair value determination is made by the Adviser in accordance with the Adviser’s Valuation Policy.

Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued based on their respective market price adjusted for potential restrictions on the transfer or sale of such securities.

Note 2 – Fair Value Measurements

In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. The fair values of one or more assets may not be the prices at which those assets are ultimately sold, and the differences may be significant. ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price) and establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Adviser. Unobservable inputs reflect the Adviser’s assumption about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date. The types of financial instruments included in Level 1 are listed unrestricted securities, equities and listed derivatives, if any, listed in active markets.

Level 2 – Inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly in active markets as of the reporting date, and fair value that is determined using models or other valuation methodologies. Financial instruments in this category generally include corporate bonds and loans, less liquid and restricted securities listed in active markets, securities traded in other than active markets, government and agency securities, certain over-the-counter derivatives and redeemable investments in alternative investment funds, if any, where the fair value is based on observable inputs. A significant adjustment to a Level 2 input could result in the Level 2 measurement becoming a Level 3 measurement.

Level 3 – Inputs that are unobservable for the asset or liability and that include situations where there is little, if any, market activity for the asset or liability. The inputs into the determination of fair value are based upon the best information in the circumstances and may require significant management judgment or estimation. Financial instruments in this category generally include equity and debt positions in private companies, and nonredeemable investments in alternative investment funds, non-investment grade residual interests in securitizations, collateralized loan obligations, and certain over-the-counter derivatives, if any, where the fair value is based on unobservable inputs.

Constitution Capital Access Fund, LLC

Notes To Consolidated Schedule of Investments

December 31, 2023 (Unaudited) (Continued)

ASC 820 permits a reporting entity to measure the fair value of an asset that does not have a readily determinable fair value based on the reported net asset value (“NAV”) per share, or its equivalent, without further adjustment as a practical expedient for its fair value. Accordingly, the Fund may utilize the NAV per share as reported by certain Private Assets as of a measurement date as a practical expedient for its fair value.

Due to the inherent uncertainty of estimates, fair value determinations based on estimates may materially differ from the values that would have been used had a ready market for the securities existed.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of information about the levels within the fair value hierarchy at which the Fund’s investments are measured as of December 31, 2023:

	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$179,322	$-	$-	$179,322
Direct Investments	-	7,168,449	294,557,005	301,725,454
Investment Funds	-	-	366,644,030	366,644,030
Short-Term Investments	12,936,151	-	-	12,936,151
Total Investments	$13,115,473	$7,168,449	$661,201,035	$681,484,957